Share-based compensation (Q1) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) director shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) director shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 11, 2019 shares	Nov. 10, 2019 shares
Stock Awards [Abstract]
Share-based compensation | $		$ 2,525	$ 2,485
Options granted (in shares)				1,050,000
Number of non-employee directors | director	3		3
Stock options
Stock Awards [Abstract]
Options granted (in shares)		5,579,000	100,000
Restricted Stock
Stock Awards [Abstract]
Share-based compensation | $	$ 500
Restricted Stock | Director
Stock Awards [Abstract]
Awards granted (in shares)	450,000
Restricted Stock | Officer
Stock Awards [Abstract]
Awards granted (in shares)	5,956
2019 Plan
Stock Awards [Abstract]
Awards available for issuance (in shares)				6,000,000			6,500,000
Annual percentage increase in awards authorized				10.00%
2019 Plan | Stock options
Stock Awards [Abstract]
Share-based compensation | $				$ 7,500	$ 10,300
Amended 2019 Plan
Stock Awards [Abstract]
Awards available for issuance (in shares)				13,500,000		9,000,000
Annual percentage increase in awards authorized		10.00%